Financial instruments - Foreign Currency Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	$ 5,197,116	$ 4,712,051	$ 2,925,092
Assets	11,918,451	10,115,278	7,115,347
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	125,171	112,827	76,462
Assets	72,181	39,619	33,968
JPY
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	30,422	41,976	5,553
Assets	29,245	35,237	2,986
RMB
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	2,410,284	2,714,492	586,931
Assets	1,765,846	1,633,433	909,497
Others
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liabilities	43,824	27,083	14,127
Assets	$ 8,688	$ 3,860	$ 2,529